Share Capital	12 Months Ended
Jun. 30, 2019
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital
SHARE CAPITAL

ACCOUNTING POLICY

Ordinary shares are classified as equity, incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

The cost of treasury shares is eliminated against the share capital balance.

AUTHORISED

1 200 000 000 (2018: 1 200 000 000) ordinary shares with no par value.
4 400 000 (2018: 4 400 000) convertible preference shares with no par value.

ISSUED

539 841 195 (2018: 500 251 751) ordinary shares with no par value. All issued shares are fully paid.
4 400 000 (2018: 0) convertible preference shares with no par value.

SHARE ISSUES

Accelerated bookbuild
During June 2018, Harmony conducted a placement of new ordinary shares to qualifying investors to raise up to R1.26 billion, which represented approximately 15 per cent of the group’s existing issued ordinary share capital prior to the placement. The placement was conducted through an accelerated bookbuild. The net proceeds of the placement were used to pay down part of the outstanding bridge loan raised for the acquisition of the Moab Khotsong operations. A total of 55 055 050 new ordinary shares were placed with existing and new institutional investors at a price of R19.12 per share, raising gross proceeds of R1.05 billion. Costs directly attributable to the issue of the shares amounted to R49 million.

As part of the accelerated bookbuild, ARM subscribed for an additional 11 032 623 shares at R19.12 a share in July 2018. The issue raised a further R211 million and resulted in ARM maintaining its shareholding of 14.29% post the placement of shares.

Share issues relating to employee share options
An additional 21 856 821 (2018: 5 239 502) shares were issued to settle the exercise of share options by employees relating to Harmony's management share option schemes. In the current financial year, Harmony implemented a new employee share option scheme referred to as the Sisonke Employee Share Ownership Plan. An amount of 6 700 000 shares were issued to the Harmony ESOP Trust as part of the new scheme. Note 33 sets out the details in respect of the share option schemes.

Convertible preference shares
On 20 February 2019, Harmony issued 4 400 000 convertible preference shares to the Harmony Gold Community Trust. The convertible preference shares carry a minimum annual preference dividend of R2 per share and are convertible into ordinary shares on a 1:1 basis after the tenth anniversary of the date on which the shares were issued. The conversion is at the election of Harmony.

TREASURY SHARES

Included in the total of issued shares are the following treasury shares:

	Number of shares
	2019	2018

Ordinary shares
Lydenburg Exploration Limited[1]	335	335
Kalgold Share Trust[2]	47 046	47 046
Harmony ESOP Trust[2]	6 592 900	—

Convertible preference shares
Harmony Gold Community Trust[3]	4 400 000	—

[1]	A wholly-owned subsidiary

[2]	Trust controlled by the group

[3]	The issue of the convertible preference shares did not impact the group's consolidated financial statements as the Harmony Gold Community Trust is controlled by the group.